Indebtedness (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of borrowings [text block] [Abstract]
Schedule of indebtedness
As at December 31	2021	2020
Senior Secured Credit Facilities
Revolving Credit Facility	$—	$—
Term Loan B – U.S. Facility (US$1,552,815)	1,962,292	1,975,957
Senior Notes (US$550,000)	695,035	699,875
2026 Senior Secured Notes (US$500,000)	631,850	—
Senior Secured Notes (US$400,000)	505,480	509,000
	3,794,657	3,184,832
Deferred financing costs, prepayment options and loss on repayment	(2,060)	2,320
	3,792,597	3,187,152
Less: current indebtedness	—	—
Long-term indebtedness	$3,792,597	$3,187,152

Schedule of short-term and long-term portions of deferred financing costs, prepayment options and loss on repayment
As at December 31,	2021	2020
Short-term deferred financing costs	$—	$—
Long-term deferred financing costs	27,431	24,888
	$27,431	$24,888
Short-term prepayment options	$—	$—
Long-term prepayment options	(23,448)	(24,925)
	$(23,448)	$(24,925)
Short-term loss on repayment	$—	$—
Long-term loss on repayment	(1,923)	(2,283)
	$(1,923)	$(2,283)
Deferred financing costs, prepayment options and loss on repayment	$2,060	$(2,320)